SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Net loss attributable to stockholders	$ (661,515)	$ (38,222)	$ (280,802)	$ (93,551)
Weighted average number of common shares - Basic and Diluted (in shares)	7,134,347	5,520,000	5,850,821	5,503,068
Net loss per common share - Basic and Diluted (in dollars per share)	$ (0.09)	$ (0.01)	$ (0.05)	$ (0.02)